UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [   ];  Amendment Number:  ____
   This Amendment  (Check only one.):  [	] is a restatement.
[ 	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Gardner Lewis Asset Management, L.P.
Address:		285 Wilmington-West Chester Pike
			Chadds Ford, PA  19317

Form 13F File Number:    28-04874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William Whitfield Gardner
Title:		Chairman & CEO of the General Partner
Phone:		610-558-2800
Signature, Place, and Date of Signing:


//s// W. Whitfield Gardner		Chadds Ford, Pennsylvania	August 14, 2009

Report Type  (check only one.):

[X]  13F HOLDINGS REPORT

[  ]  13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		99

Form 13F Information Table Value Total:		$4,049,811
		(x$1000)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105    43967  3786953 SH       SOLE                  2606973           1179980
Acacia Research                COM              003881307     1556   197735 SH       SOLE                   197735
Activision Blizzard, Inc.      COM              00507V109    98806  7823113 SH       SOLE                  5424913           2398200
Anadarko Petroleum Corporation COM              032511107    77127  1699202 SH       SOLE                  1173192            526010
Apple Computer, Inc.           COM              037833100   125263   879471 SH       SOLE                   593186            286285
Applied Materials, Inc.        COM              038222105    58212  5287230 SH       SOLE                  3647290           1639940
Arris Group, Inc.              COM              04269Q100     1749   143720 SH       SOLE                   143720
Bank of America Corp.          COM              060505104   174389 13211306 SH       SOLE                  9394113           3817193
Best Buy Company, Inc.         COM              086516101    59842  1786859 SH       SOLE                  1233989            552870
Beverly National Corp.         COM              088115100      329    15000 SH       SOLE                    15000
Boston Scientific Corp.        COM              101137107    85583  8440153 SH       SOLE                  5583033           2857120
CA, Inc.                       COM              12673P105     1482    85045 SH       SOLE                    85045
CB Richard Ellis Services      COM              12497T101     2022   216074 SH       SOLE                   216074
CIGNA Corp.                    COM              125509109     5142   213455 SH       SOLE                                     213455
CME Group, Inc.                COM              12572Q105   107944   346953 SH       SOLE                   242973            103980
CVS Corporation                COM              126650100   104923  3292227 SH       SOLE                  2243227           1049000
Cavalier Homes, Inc.           COM              149507105      354   129500 SH       SOLE                   129500
Celgene Corp.                  COM              151020104    72062  1506312 SH       SOLE                   951672            554640
Centennial Communications, Cor COM              15133V208      335    40000 SH       SOLE                    40000
Centex Corp.                   COM              152312104      423    50000 SH       SOLE                    50000
Chevron Corporation            COM              166764100    54744   826325 SH       SOLE                   561295            265030
Coca-Cola Co.                  COM              191216100    73568  1532977 SH       SOLE                  1042657            490320
Comcast Corp. Class A          COM              20030N101      890    61520 SH       SOLE                     1425             60095
Comcast Corp. Special Class A  COM              20030N200    67022  4753338 SH       SOLE                  3270599           1482739
Constant Contact, Inc.         COM              210313102     1816    91551 SH       SOLE                    91551
Corning, Inc.                  COM              219350105    73104  4551916 SH       SOLE                  3127426           1424490
Cougar Biotechnology, Inc.     COM              222083107      537    12500 SH       SOLE                    12500
Crown Castle Intl.             COM              228227104    54722  2278170 SH       SOLE                  1573215            704955
Crown Holdings, Inc.           COM              228368106     3373   139712 SH       SOLE                   139712
D&E Communications, Inc.       COM              232860106      331    32400 SH       SOLE                    32400
Dean Foods Co.                 COM              242370104    82647  4306774 SH       SOLE                  2999549           1307225
Diamond Offshore Drilling, Inc COM              25271C102    12191   146796 SH       SOLE                      796            146000
Dreamworks Animation SKG, Inc. COM              26153C103     2980   108024 SH       SOLE                   108024
Embarq Corporation             COM              29078E105      665    15800 SH       SOLE                    15800
Equinix, Inc.                  COM              29444U502     2137    29374 SH       SOLE                    29374
Express Scripts                COM              302182100    98396  1431209 SH       SOLE                   949500            481709
FTI Consulting Inc.            COM              302941109     1695    33420 SH       SOLE                    33420
FedEx Corporation              COM              31428X106    73764  1326213 SH       SOLE                   906603            419610
Fluor Corporation              COM              343412102    87200  1700144 SH       SOLE                  1152464            547680
Foundation Coal Holdings, Inc. COM              35039W100      422    15000 SH       SOLE                    15000
Freeport-McMoRan Copper & Gold COM              35671D857    53729  1072214 SH       SOLE                   736469            335745
Genoptix, Inc.                 COM              37243V100     1923    60125 SH       SOLE                    60125
Gilead Sciences, Inc.          COM              375558103   112395  2399551 SH       SOLE                  1573450            826101
Goldman Sachs, Inc.            COM              38141G104   132806   900746 SH       SOLE                   598492            302254
Goodrich Petroleum Corporation COM              382410405     2227    90550 SH       SOLE                    90550
Google, Inc. Cl-A              COM              38259P508    91440   216893 SH       SOLE                   150200             66693
Healthspring, Inc.             COM              42224N101      966    88930 SH       SOLE                    88930
Hewlett-Packard Co.            COM              428236103    81731  2114645 SH       SOLE                  1445160            669485
Humana, Inc.                   COM              444859102   137232  4253936 SH       SOLE                  3015046           1238890
IESI-BFC Ltd.                  COM              44951D108     1793   153930 SH       SOLE                   153930
ISHARES TR RUSSELL  1000 GROWT COM              464287614     4025    98100 SH       SOLE                    98100
Intel Corp.                    COM              458140100    64371  3889482 SH       SOLE                  2649697           1239785
International Business Machine COM              459200101    85483   818642 SH       SOLE                   557712            260930
JP Morgan Chase & Co           COM              46625H100    58849  1725280 SH       SOLE                  1164740            560540
Lam Research Corp.             COM              512807108    58414  2246703 SH       SOLE                  1548313            698390
Liberty Media Corp. - Entertai COM              53071M500   105604  3955192 SH       SOLE                  2695315           1259877
Liberty Media Corp. - Interact COM              53071M104     1241   247765 SH       SOLE                   247765
MEMC Electronic Materials, Inc COM              552715104    71456  4012150 SH       SOLE                  2795415           1216735
MICROS Systems, Inc.           COM              594901100     1985    78377 SH       SOLE                    78377
Marathon Oil Corp.             COM              565849106    74317  2466532 SH       SOLE                  1675322            791210
Marvell Technology Group, Ltd. COM              G5876H105    36978  3176770 SH       SOLE                  2162260           1014510
Mastercard Inc. - Class A      COM              57636Q104   106570   636963 SH       SOLE                   445736            191227
McDermott International        COM              580037109    69077  3401108 SH       SOLE                  2362183           1038925
McDonald's Corp.               COM              580135101    55670   968345 SH       SOLE                   660150            308195
McKesson Corp.                 COM              58155Q103    82715  1879891 SH       SOLE                  1278656            601235
Medidata Solutions             COM              58471A105     1001    61115 SH       SOLE                    61115
MetLife, Inc.                  COM              59156R108    57676  1921889 SH       SOLE                  1323170            598719
Metavante Technologies, inc.   COM              591407101      269    10400 SH       SOLE                    10400
Millicom International Cellula COM              L6388F110     2621    46579 SH       SOLE                    46579
NATCO Group, Inc.              COM              63227W203      395    12000 SH       SOLE                    12000
Net 1 UEPS Technologies, Inc.  COM              64107N206     1351    99386 SH       SOLE                    99386
Oracle Corp.                   COM              68389X105    86427  4034872 SH       SOLE                  2748402           1286470
Petroleo Brasileiro, S.A.      COM              71654V408      385     9400 SH       SOLE                     9400
Pioneer Natural Resources Comp COM              723787107      986    38675 SH       SOLE                    38675
Precision Cast Parts           COM              740189105    42854   586795 SH       SOLE                   401190            185605
Qualcomm, Inc.                 COM              747525103   115906  2564281 SH       SOLE                  1659466            904815
Range Resources Corp.          COM              75281A109     2175    52522 SH       SOLE                    52522
ResMed Inc.                    COM              761152107     1696    41650 SH       SOLE                    41650
Research In Motion Ltd.        COM              760975102    35445   498593 SH       SOLE                   409908             88685
SIGA Technologies, Inc.        COM              826917106     2555   302757 SH       SOLE                   302757
Schering Plough Corp.          COM              806605101      482    19200 SH       SOLE                    19200
Seabright Insurance Holdings   COM              811656107     1048   103475 SH       SOLE                   103475
Shaw Group Inc.                COM              820280105     4834   176355 SH       SOLE                   100175             76180
SoftBrands, Inc.               COM              83402A107      179   200000 SH       SOLE                   200000
T. Rowe Price Group, Inc.      COM              74144T108     5648   135545 SH       SOLE                    59290             76255
TD Ameritrade Holding Corporat COM              87236Y108    70045  3991156 SH       SOLE                  2707171           1283985
TJX Company, Inc.              COM              872540109    92728  2947492 SH       SOLE                  2020507            926985
Tessera Technologies, Inc.     COM              88164L100     2749   108715 SH       SOLE                   108715
Teva Pharmaceutical - SP ADR   COM              881624209    90865  1841611 SH       SOLE                  1524021            317590
The DIRECTV Group, Inc.        COM              25459L106     2897   117223 SH       SOLE                   117223
Tower Group, Inc.              COM              891777104     2819   113752 SH       SOLE                   113752
Transocean Ltd.                COM              H8817H100    55334   744842 SH       SOLE                   603025            141817
URS Corporation                COM              903236107    44801   904708 SH       SOLE                   629683            275025
United Parcel Service, Inc. -  COM              911312106     4713    94280 SH       SOLE                    57095             37185
Urban Outfitters, Inc.         COM              917047102    57128  2734727 SH       SOLE                  1883362            851365
Vignette Corp.                 COM              926734401      329    25000 SH       SOLE                    25000
Wells Fargo & Co.              COM              949746101    53856  2219953 SH       SOLE                  1467353            752600
Wind River Systems, Inc.       COM              973149107      450    39300 SH       SOLE                    39300
Wyeth                          COM              983024100      454    10000 SH       SOLE                    10000